SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments in and Advances to Coal Mines (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in and advances to coal mines
Investments in and advances to coal mines	$ 16,718	$ 16,221	$ 15,016
Trapper Mining
Investments in and advances to coal mines
Investment in coal mine		14,072	13,650
Dry Fork Mine
Investments in and advances to coal mines
Advances		$ 2,149	$ 1,366